Average Annual Total Returns{- Fidelity® MSCI Real Estate Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-11 - Fidelity® MSCI Real Estate Index ETF	Fidelity MSCI Real Estate Index ETF-Default Return Before Taxes Past 1 year	Fidelity MSCI Real Estate Index ETF-Default Return Before Taxes Past 5 years	Fidelity MSCI Real Estate Index ETF-Default Return Before Taxes Since Inception		Fidelity MSCI Real Estate Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity MSCI Real Estate Index ETF-Default After Taxes on Distributions Past 5 years	Fidelity MSCI Real Estate Index ETF-Default After Taxes on Distributions Since Inception		Fidelity MSCI Real Estate Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity MSCI Real Estate Index ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity MSCI Real Estate Index ETF-Default After Taxes on Distributions and Sales Since Inception		IXWN4 Past 1 year	IXWN4 Past 5 years	IXWN4 Since Inception		IX121 Past 1 year	IX121 Past 5 years	IX121 Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception
Total	(4.91%)	6.61%	4.92%	[1]	(6.00%)	5.03%	3.33%	[1]	(2.81%)	4.44%	3.08%	[1]	(4.50%)	6.76%	5.03%	[1]	4.57%	6.75%	5.02%	[1]	18.40%	15.22%	13.32%	[1]

[1]	(a)From February 2, 2015